Pensions and Other Post-employment Benefits - Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	£ 216	£ 291	£ 266
Past service cost/(credit)	(5)	(43)	(31)
Net interest (income)/cost	27	36	26
Gains from settlements	(10)	(18)	(9)
Remeasurement gains/(losses) recorded in the statement of comprehensive income	941	(187)	(1,050)
Pension schemes [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	216	291	266
Past service cost/(credit)	5	43	31
Net interest (income)/cost	28	36	26
Gains from settlements	(10)	(18)	(9)
Expenses	27	21	27
Net operating cost	266	373	341
Remeasurement gains/(losses) recorded in the statement of comprehensive income	863	(105)	(973)
Post-retirement benefits [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	29	36	22
Past service cost/(credit)	12	(55)	0
Net interest (income)/cost	26	39	52
Gains from settlements	0	(7)	0
Expenses	0	0	0
Net operating cost	67	13	74
Remeasurement gains/(losses) recorded in the statement of comprehensive income	78	(82)	(77)
UK [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	56	61	62
Past service cost/(credit)	28	98	49
Net interest (income)/cost	3	3	(19)
Gains from settlements	0	0	0
Expenses	15	9	7
Net operating cost	102	171	99
Remeasurement gains/(losses) recorded in the statement of comprehensive income	572	51	(894)
US [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	9	83	74
Past service cost/(credit)	2	(56)	(3)
Net interest (income)/cost	19	23	29
Gains from settlements	0	0	0
Expenses	12	12	20
Net operating cost	42	62	120
Remeasurement gains/(losses) recorded in the statement of comprehensive income	97	(96)	(1)
Rest of World [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	151	147	130
Past service cost/(credit)	(25)	1	(15)
Net interest (income)/cost	6	10	16
Gains from settlements	(10)	(18)	(9)
Expenses	0	0	0
Net operating cost	122	140	122
Remeasurement gains/(losses) recorded in the statement of comprehensive income	£ 194	£ (60)	£ (78)